Expense Example - Great-West Moderate Profile Fund	Institutional 1 Year	Institutional 3 Years	Institutional 5 Years	Institutional 10 Years	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	L 1 Year	L 3 Years	L 5 Years	L 10 Years
USD ($)	58	196	345	781	94	306	536	1,196	119	384	670	1,483